Non-cash operating items - Changes in Non-Cash Operating Items (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure Changes In Non Cash Operating Items [Abstract]
Accounts receivable	$ 107,205	$ 21,450	$ 97,316	$ 35,213
Fuel and natural gas in storage	(3,344)	(12,837)	(715)	19,657
Supplies and consumables inventory	(1,128)	(11,678)	(8,631)	(22,454)
Income taxes recoverable	1,872	5,134	3,963	5,683
Prepaid expenses	21,102	13,231	18,770	6,183
Accounts payable, accrued liabilities and other	(31,106)	92,826	(60,310)	(110,147)
Current income tax liability	3,603	(1,039)	3,603	2,563
Net regulatory assets and liabilities	(27,651)	5,293	(37,986)	9,946
Changes in non-cash operating items	$ 70,553	$ 112,380	$ 16,010	$ (53,356)